S-K 1602(c) Dilution	May 11, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 6.68
Net Tangible Book Value	$ (15,286)
Net Tangible Book Value, Adjusted	$ 180,875,180
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	27,083,333
Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 6.66
Net Tangible Book Value	$ (15,286)
Net Tangible Book Value, Adjusted	$ 207,368,955
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	31,145,833
Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 5.82
Net Tangible Book Value	$ (15,286)
Net Tangible Book Value, Adjusted	$ 121,187,680
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,833,333
Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 5.8
Net Tangible Book Value	$ (15,286)
Net Tangible Book Value, Adjusted	$ 138,915,830
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,958,333
Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 4.22
Net Tangible Book Value	$ (15,286)
Net Tangible Book Value, Adjusted	$ 61,500,180
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,583,333
Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 4.2
Net Tangible Book Value	$ (15,286)
Net Tangible Book Value, Adjusted	$ 70,462,705
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,770,833
Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 0.22
Net Tangible Book Value	$ (15,286)
Net Tangible Book Value, Adjusted	$ 1,812,680
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 0.21
Net Tangible Book Value	$ (15,286)
Net Tangible Book Value, Adjusted	$ 2,009,580
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,583,333
No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 7.22
Net Tangible Book Value	$ (15,286)
Net Tangible Book Value, Adjusted	$ 240,562,680
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	33,333,333
No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 7.2
Net Tangible Book Value	$ (15,286)
Net Tangible Book Value, Adjusted	$ 275,822,080
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	38,333,333
Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.2
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.66
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.34
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.8
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.2
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	4.2
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.8
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	0.21
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	9.79
Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	7.22
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	6.68
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.32
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	5.82
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.18
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	4.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.78
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	0.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	9.78
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.68
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.66
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.82
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.8
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.22
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.2
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.22
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.21
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.22
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.2
Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.32
Dilution to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.34
Dilution to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.18
Dilution to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.2
Dilution to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	5.78
Dilution to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	5.8
Dilution to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	9.78
Dilution to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	9.79
Dilution to public shareholders [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.78
Dilution to public shareholders [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.8
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	$ 252,000,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	289,500,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	252,000,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	289,500,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	252,000,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	289,500,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	252,000,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	289,500,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	252,000,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Proceeds from Offering	289,500,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	24,866
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	24,866
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	24,866
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	24,866
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	24,866
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	24,866
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	24,866
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	24,866
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	24,866
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	24,866
Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,437,500)
Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(10,265,625)
Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,625,000)
Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,843,750)
Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,812,500)
Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,421,875)
Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commissions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(11,250,000)
Deferred underwriting commissions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(13,687,500)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(196,900)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(196,900)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(196,900)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(196,900)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(196,900)
Overallotment Liability [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(62,500,000)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(71,875,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(125,000,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(143,750,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,500,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(215,625,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(250,000,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(287,500,000)
Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered and sale of private placement shares [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement shares [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,250,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,187,500)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,500,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(14,375,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(18,750,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(21,562,500)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(25,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(28,750,000)
Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares